Interim Condensed Consolidated Statements of Cash Flows (unaudited) - CAD ($) $ in Millions	3 Months Ended
	Jan. 31, 2021	Jan. 31, 2020
Cash flows from operating activities
Net income	$ 3,847	$ 3,509
Adjustments for non-cash items and others
Provision for credit losses	110	419
Depreciation	314	333
Deferred income taxes	332	14
Amortization and impairment of other intangibles	320	311
Net changes in investments in joint ventures and associates	(24)	(22)
Losses (Gains) on investment securities	(41)	(12)
Losses (Gains) on disposition of businesses		8
Adjustments for net changes in operating assets and liabilities
Insurance claims and policy benefit liabilities	539	858
Net change in accrued interest receivable and payable	(221)	(98)
Current income taxes	279	(255)
Derivative assets	2,571	7,578
Derivative liabilities	(3,856)	(3,932)
Trading securities	(11,952)	1,504
Loans, net of securitizations	(11,375)	(11,635)
Assets purchased under reverse repurchase agreements and securities borrowed	1,982	(17,226)
Obligations related to assets sold under repurchase agreements and securities loaned	676	27,805
Obligations related to securities sold short	3,284	555
Deposits, net of securitizations	42,664	17,236
Brokers and dealers receivable and payable	(1,138)	(644)
Other	2,502	(6,362)
Net cash from (used in) operating activities	30,813	19,944
Cash flows from investing activities
Change in interest-bearing deposits with banks	5,282	7,016
Proceeds from sales and maturities of investment securities	29,673	16,804
Purchases of investment securities	(33,181)	(35,200)
Net acquisitions of premises and equipment and other intangibles	(429)	(745)
Net cash from (used in) investing activities	1,345	(12,125)
Cash flows from financing activities
Issuance of subordinated debentures	1,000	1,500
Repayment of subordinated debentures	(1,500)	(2,000)
Issue of common shares, net of issuance costs	31	16
Common shares purchased for cancellation		(727)
Issue of preferred shares and other equity instruments, net of issuance costs	1,247
Redemption of preferred shares and other equity instruments		(8)
Sales of treasury shares and other equity instruments	949	1,599
Purchases of treasury shares and other equity instruments	(826)	(1,613)
Dividends paid on shares and distributions paid on other equity instruments	(1,613)	(1,567)
Dividends/distributions paid to non-controlling interests	(1)	(1)
Change in short-term borrowings of subsidiaries	(7)	2,779
Repayment of lease liabilities	(146)	(141)
Net cash from (used in) financing activities	(866)	(163)
Effect of exchange rate changes on cash and due from banks	(592)	154
Net change in cash and due from banks	30,700	7,810
Cash and due from banks at beginning of period	118,888	26,310
Cash and due from banks at end of period	149,588	34,120
Cash flows from operating activities include:
Amount of interest paid	2,134	4,757
Amount of interest received	6,779	9,751
Amount of dividends received	655	658
Amount of income taxes paid	$ 1,026	$ 875